Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (28)	$ (28)
Post-employment benefit plans and OPEBs cost	(3)	(4)
Share-based compensation	(30)	(38)
Key management personnel compensation expense	$ (61)	$ (70)